Portfolio of investments—November 30, 2021 (unaudited)

	Interest rate	Maturity date	Principal	Value
Corporate bonds and notes: 79.94%
Communication services: 13.47%
Diversified telecommunication services: 1.35%
Century Telephone Enterprises Incorporated	6.88%	1-15-2028	$ 200,000	$ 219,454
Level 3 Financing Incorporated 144A	3.75	7-15-2029	200,000	185,750
Zayo Group LLC 144A	4.00	3-1-2027	260,000	247,650
				652,854
Entertainment: 1.68%
Caesars Resort Collection LLC 144A	5.75	7-1-2025	240,000	249,286
Live Nation Entertainment Incorporated 144A	4.88	11-1-2024	200,000	201,366
Netflix Incorporated	5.88	2-15-2025	320,000	359,901
				810,553
Media: 8.32%
CCO Holdings LLC 144A	4.50	6-1-2033	80,000	78,800
CCO Holdings LLC 144A	5.13	5-1-2027	350,000	360,238
Clear Channel Outdoor Holdings 144A	7.75	4-15-2028	165,000	171,977
CSC Holdings LLC 144A	5.50	4-15-2027	200,000	205,343
CSC Holdings LLC 144A	5.75	1-15-2030	200,000	195,876
Diamond Sports Group LLC 144A	5.38	8-15-2026	270,000	119,475
DIRECTV Holdings LLC 144A	5.88	8-15-2027	190,000	193,335
DISH DBS Corporation	5.88	11-15-2024	200,000	202,292
Gray Television Incorporated 144A	5.88	7-15-2026	200,000	205,940
Gray Television Incorporated 144A	4.75	10-15-2030	205,000	197,569
Lamar Media Corporation	3.75	2-15-2028	200,000	200,010
Meredith Corporation	6.88	2-1-2026	161,000	166,535
Nexstar Broadcasting Incorporated 144A	5.63	7-15-2027	200,000	207,500
Nielsen Finance LLC 144A	5.63	10-1-2028	200,000	204,156
Outfront Media Capital Corporation 144A	4.63	3-15-2030	200,000	197,202
QVC Incorporated	4.75	2-15-2027	210,000	214,500
Radiate Holdco LLC 144A	4.50	9-15-2026	210,000	208,694
Sinclair Television Group Incorporated 144A	5.50	3-1-2030	200,000	180,962
Sirius XM Radio Incorporated 144A	5.00	8-1-2027	300,000	308,910
Univision Communications Incorporated 144A	5.13	2-15-2025	200,000	202,861
				4,022,175
Wireless telecommunication services: 2.12%
Frontier Communications 144A	5.00	5-1-2028	200,000	200,562
Sprint Capital Corporation	6.88	11-15-2028	200,000	246,914
Sprint Corporation	7.88	9-15-2023	210,000	230,738
United States Cellular Corporation	6.70	12-15-2033	285,000	346,623
				1,024,837
Consumer discretionary: 11.91%
Auto components: 1.26%
Allison Transmission Incorporated 144A	5.88	6-1-2029	200,000	213,710
Clarios Global LP 144A	6.25	5-15-2026	180,000	187,058
Dana Incorporated	5.63	6-15-2028	200,000	210,500
				611,268
Automobiles: 0.28%
Ford Motor Company	5.29	12-8-2046	120,000	135,496
See accompanying notes to portfolio of investments

Allspring High Yield Corporate Bond Portfolio  |  1

Portfolio of investments—November 30, 2021 (unaudited)

	Interest rate	Maturity date	Principal	Value
Hotels, restaurants & leisure: 5.80%
Aramark Services Incorporated 144A	5.00%	2-1-2028	$ 200,000	$ 201,000
Caesars Entertainment Incorporated 144A	8.13	7-1-2027	210,000	230,402
Carnival Corporation 144A	5.75	3-1-2027	195,000	190,583
Carnival Corporation 144A	9.88	8-1-2027	230,000	258,886
Hilton Domestic Operating Company	4.88	1-15-2030	200,000	210,000
MGM Resorts International	4.63	9-1-2026	154,000	155,540
NCL Corporation Limited 144A	3.63	12-15-2024	210,000	192,755
Penn National Gaming Incorporated 144A	4.13	7-1-2029	235,000	221,770
Scientific Games International Incorporated 144A	5.00	10-15-2025	210,000	215,513
Six Flags Entertainment Company 144A	4.88	7-31-2024	200,000	201,488
Travel & Leisure Company 144A	4.50	12-1-2029	205,000	199,901
Wynn Las Vegas LLC 144A	5.25	5-15-2027	320,000	313,690
Yum! Brands Incorporated 144A	7.75	4-1-2025	200,000	210,812
				2,802,340
Household durables: 1.70%
Newell Brands Incorporated	4.35	4-1-2023	101,000	104,535
Newell Brands Incorporated	5.88	4-1-2036	205,000	250,241
Taylor Morrison Communities Incorporated 144A	5.13	8-1-2030	210,000	225,225
Toll Brothers Finance Corporation	3.80	11-1-2029	230,000	243,225
				823,226
Multiline retail: 0.44%
Macy's Retail Holdings LLC 144A	5.88	4-1-2029	200,000	213,149
Specialty retail: 1.61%
ABC Supply Company Incorporated 144A	4.00	1-15-2028	200,000	201,750
At Home Group Incorporated 144A	7.13	7-15-2029	175,000	169,313
Carvana Company 144A	5.50	4-15-2027	210,000	209,586
Staples Incorporated 144A	10.75	4-15-2027	215,000	195,650
				776,299
Textiles, apparel & luxury goods: 0.82%
HanesBrands Incorporated 144A	4.63	5-15-2024	200,000	208,000
Wolverine World Wide Incorporated 144A	8.50	11-15-2024	200,000	187,000
				395,000
Consumer staples: 4.17%
Food & staples retailing: 1.05%
Albertsons Companies Incorporated 144A	4.63	1-15-2027	290,000	300,629
Performance Food Group Company 144A	5.50	10-15-2027	200,000	206,000
				506,629
Food products: 2.34%
Kraft Heinz Foods Company	4.38	6-1-2046	200,000	231,468
Kraft Heinz Foods Company	5.20	7-15-2045	175,000	222,731
Lamb Weston Holdings Incorporated 144A	4.38	1-31-2032	230,000	228,730
Pilgrim's Pride Corporation 144A	5.88	9-30-2027	200,000	210,000
Post Holdings Incorporated 144A	5.50	12-15-2029	230,000	237,926
				1,130,855
Household products: 0.39%
Energizer Holdings Incorporated 144A	4.38	3-31-2029	200,000	189,752
See accompanying notes to portfolio of investments

2  |  Allspring High Yield Corporate Bond Portfolio

Portfolio of investments—November 30, 2021 (unaudited)

	Interest rate	Maturity date	Principal	Value
Tobacco: 0.39%
Vector Group Limited 144A	5.75%	2-1-2029	$ 200,000	$ 190,250
Energy: 11.17%
Energy equipment & services: 0.42%
USA Compression Partners LP	6.88	4-1-2026	200,000	203,500
Oil, gas & consumable fuels: 10.75%
Antero Midstream Partners LP 144A	5.75	1-15-2028	200,000	205,520
Apache Corporation	4.38	10-15-2028	190,000	200,262
Archrock Partners LP 144A	6.25	4-1-2028	230,000	235,750
Buckeye Partners LP 144A	4.50	3-1-2028	200,000	194,044
Cheniere Energy Incorporated	4.63	10-15-2028	200,000	206,000
Cheniere Energy Partners LP	4.50	10-1-2029	210,000	220,736
Cheniere Energy Partners LP 144A	5.50	6-15-2031	250,000	253,376
CrownRock LP 144A	5.63	10-15-2025	200,000	200,860
DCP Midstream Operating LP	5.38	7-15-2025	280,000	298,732
EQM Midstream Partners LP	5.50	7-15-2028	200,000	212,000
EQT Corporation	3.90	10-1-2027	200,000	208,508
Genesis Energy Company	6.25	5-15-2026	210,000	202,260
Moss Creek Resources Holdings Incorporated 144A	10.50	5-15-2027	200,000	188,000
Murphy Oil Corporation	6.88	8-15-2024	90,000	91,125
Occidental Petroleum Corporation	7.88	9-15-2031	240,000	312,600
PBF Holding Company LLC 144A	9.25	5-15-2025	200,000	186,577
Range Resources Corporation	4.88	5-15-2025	200,000	204,042
Renewable Energy Group Incorporated 144A	5.88	6-1-2028	265,000	269,638
SM Energy Company	6.75	9-15-2026	200,000	200,500
Southwestern Energy Company	7.75	10-1-2027	200,000	214,345
Sunoco LP	4.50	5-15-2029	200,000	197,300
Targa Resources Partners LP	5.88	4-15-2026	260,000	269,425
Weatherford International Limited 144A	11.00	12-1-2024	181,000	187,335
Western Midstream Operating LP	5.30	2-1-2030	220,000	236,786
				5,195,721
Financials: 7.84%
Banks: 1.02%
CIT Group Incorporated	5.00	8-1-2023	200,000	211,000
Dredsner Funding Trust 144A	8.15	6-30-2031	200,000	281,778
				492,778
Capital markets: 1.07%
Alliant Holdings Intermediate LLC 144A	5.88	11-1-2029	320,000	311,731
MSCI Incorporated 144A	4.00	11-15-2029	200,000	207,250
				518,981
Consumer finance: 0.90%
Navient Corporation	7.25	9-25-2023	200,000	215,000
Springleaf Finance Corporation	5.38	11-15-2029	210,000	220,992
				435,992
See accompanying notes to portfolio of investments

Allspring High Yield Corporate Bond Portfolio  |  3

Portfolio of investments—November 30, 2021 (unaudited)

	Interest rate	Maturity date	Principal	Value
Diversified financial services: 0.77%
Compass Group Diversified Holdings LLC 144A	5.25%	4-15-2029	$ 170,000	$ 174,925
Northwest Fiber LLC 144A	4.75	4-30-2027	205,000	199,086
				374,011
Insurance: 2.24%
Acrisure LLC 144A	7.00	11-15-2025	200,000	198,250
Broadstreet Partners Incorporated 144A	5.88	4-15-2029	240,000	232,800
Genworth Holdings Incorporated	4.90	8-15-2023	200,000	213,000
HUB International Limited 144A	7.00	5-1-2026	200,000	204,250
Liberty Mutual Group Incorporated 144A	4.30	2-1-2061	250,000	233,125
				1,081,425
Mortgage REITs: 0.66%
Apollo Commercial Real Estate Finance Incorporated 144A	4.63	6-15-2029	335,000	318,250
Thrifts & mortgage finance: 1.18%
Nationstar Mortgage Holdings Incorporated 144A	6.00	1-15-2027	210,000	216,831
NMI Holdings Incorporated 144A	7.38	6-1-2025	310,000	351,252
				568,083
Health care: 5.55%
Health care equipment & supplies: 0.87%
Avantor Funding Incorporated 144A	4.63	7-15-2028	200,000	206,540
Teleflex Incorporated 144A	4.25	6-1-2028	210,000	212,100
				418,640
Health care providers & services: 4.27%
Centene Corporation	3.00	10-15-2030	210,000	209,663
DaVita Incorporated 144A	3.75	2-15-2031	260,000	241,079
Encompass Health Corporation	4.63	4-1-2031	220,000	218,486
Envision Healthcare Corporation 144A	8.75	10-15-2026	200,000	121,500
HCA Incorporated	5.38	2-1-2025	175,000	190,859
HCA Incorporated	5.88	5-1-2023	220,000	232,492
Molina Healthcare Incorporated 144A	4.38	6-15-2028	200,000	202,500
MPT Operating Partnership LP	5.00	10-15-2027	200,000	208,750
RegionalCare Hospital Partners 144A	9.75	12-1-2026	200,000	209,750
Tenet Healthcare Corporation 144A	6.25	2-1-2027	220,000	227,975
				2,063,054
Pharmaceuticals: 0.41%
Organon Finance 1 LLC 144A	4.13	4-30-2028	200,000	199,541
Industrials: 8.40%
Aerospace & defense: 0.91%
Howmet Aerospace Incorporated	5.95	2-1-2037	200,000	234,500
TransDigm Group Incorporated	6.38	6-15-2026	200,000	205,750
				440,250
Air freight & logistics: 0.43%
XPO Logistics Incorporated 144A	6.25	5-1-2025	200,000	207,948
Airlines: 1.28%
American Airlines Incorporated 144A	11.75	7-15-2025	175,000	212,188
See accompanying notes to portfolio of investments

4  |  Allspring High Yield Corporate Bond Portfolio

Portfolio of investments—November 30, 2021 (unaudited)

	Interest rate	Maturity date	Principal	Value
Airlines (continued)
Delta Air Lines Incorporated	3.75%	10-28-2029	$ 210,000	$ 206,344
United Airlines Incorporated 144A	4.38	4-15-2026	200,000	200,796
				619,328
Building products: 0.38%
Builders FirstSource Incorporated 144A	6.75	6-1-2027	174,000	183,135
Commercial services & supplies: 3.85%
Allied Universal Holdco LLC 144A	6.00	6-1-2029	200,000	190,000
Allied Universal Security Services 144A	9.75	7-15-2027	200,000	209,500
APTIM Corporation 144A	7.75	6-15-2025	200,000	179,000
Avis Budget Car Rental LLC 144A	5.75	7-15-2027	210,000	217,875
Covanta Holding Corporation	5.00	9-1-2030	345,000	346,725
Prime Security One MS Incorporated 144A	4.88	7-15-2032	280,000	277,147
Prime Security Services Borrower LLC 144A	5.75	4-15-2026	270,000	285,525
West Corporation Company 144A	8.50	10-15-2025	167,000	156,988
				1,862,760
Construction & engineering: 0.65%
United Rentals North America Incorporated	5.50	5-15-2027	300,000	311,634
Electronic equipment, instruments & components: 0.47%
WESCO Distribution Incorporated 144A	7.25	6-15-2028	210,000	228,375
Trading companies & distributors: 0.43%
Herc Holdings Incorporated 144A	5.50	7-15-2027	200,000	206,934
Information technology: 4.39%
Communications equipment: 0.79%
CommScope Technologies LLC 144A	5.00	3-15-2027	200,000	179,582
Viasat Incorporated 144A	5.63	4-15-2027	200,000	204,296
				383,878
Electronic equipment, instruments & components: 0.60%
APX Group Incorporated 144A	5.75	7-15-2029	295,000	287,625
IT services: 0.87%
Gartner Incorporated 144A	3.75	10-1-2030	220,000	219,450
Square Incorporated 144A	3.50	6-1-2031	200,000	202,750
				422,200
Software: 1.68%
IQVIA Incorporated 144A	5.00	5-15-2027	200,000	206,000
J2 Global Incorporated 144A	4.63	10-15-2030	174,000	175,305
NCR Corporation 144A	6.13	9-1-2029	210,000	222,600
SS&C Technologies Incorporated 144A	5.50	9-30-2027	200,000	207,875
				811,780
Technology hardware, storage & peripherals: 0.45%
Western Digital Corporation	4.75	2-15-2026	200,000	215,982
Materials: 4.73%
Chemicals: 1.42%
Chemours Company	5.38	5-15-2027	200,000	209,041
See accompanying notes to portfolio of investments

Allspring High Yield Corporate Bond Portfolio  |  5

Portfolio of investments—November 30, 2021 (unaudited)

	Interest rate	Maturity date	Principal	Value
Chemicals (continued)
Olin Corporation	5.00%	2-1-2030	$ 200,000	$ 209,000
Scotts Miracle-Gro Company 144A	4.38	2-1-2032	270,000	267,508
				685,549
Construction materials: 0.64%
Standard Industries Incorporated 144A	5.00	2-15-2027	300,000	307,548
Containers & packaging: 1.76%
Ball Corporation	5.25	7-1-2025	200,000	220,000
BWAY Holding Company Incorporated 144A	5.50	4-15-2024	210,000	210,191
Labl Escrow Issuer LLC 144A	6.75	7-15-2026	200,000	205,000
Sealed Air Corporation 144A	5.50	9-15-2025	200,000	218,000
				853,191
Metals & mining: 0.91%
Freeport-McMoRan Incorporated	5.40	11-14-2034	200,000	238,000
Novelis Corporation 144A	4.75	1-30-2030	200,000	201,936
				439,936
Real estate: 4.63%
Equity REITs: 2.89%
Diversified Healthcare Trust	4.38	3-1-2031	240,000	224,405
Iron Mountain Incorporated 144A	5.00	7-15-2028	220,000	223,300
iStar Incorporated	4.25	8-1-2025	200,000	202,500
MGM Growth Properties Operating Partnership LP	4.50	9-1-2026	300,000	321,750
Service Properties Trust Company	4.38	2-15-2030	210,000	189,000
VICI Properties Incorporated 144A	4.25	12-1-2026	230,000	237,475
				1,398,430
Real estate management & development: 1.74%
Howard Hughes Corporation 144A	4.13	2-1-2029	200,000	197,118
Icahn Enterprises Finance Corporation	6.25	5-15-2026	220,000	226,050
Kennedy-Wilson Holdings Incorporated	4.75	3-1-2029	200,000	202,720
Realogy Group LLC 144A	9.38	4-1-2027	200,000	215,912
				841,800
Utilities: 3.68%
Electric utilities: 1.60%
FirstEnergy Corporation	5.35	7-15-2047	140,000	166,119
NRG Energy Incorporated 144A	3.63	2-15-2031	220,000	209,000
PG&E Corporation	5.00	7-1-2028	200,000	206,000
Talen Energy Supply LLC 144A	7.63	6-1-2028	205,000	190,138
				771,257
Gas utilities: 0.82%
Ferellgas Partners LP 144A	5.38	4-1-2026	200,000	189,250
Global Partners LP	7.00	8-1-2027	200,000	206,000
				395,250
Independent power & renewable electricity producers: 1.26%
Calpine Corporation 144A	5.00	2-1-2031	190,000	182,809
See accompanying notes to portfolio of investments

6  |  Allspring High Yield Corporate Bond Portfolio

Portfolio of investments—November 30, 2021 (unaudited)

	Interest rate	Maturity date	Principal	Value
Independent power & renewable electricity producers (continued)
TerraForm Power Operating LLC 144A	4.75%	1-15-2030	$ 220,000	$ 223,246
Vistra Operations Company LLC 144A	5.63	2-15-2027	200,000	205,379
				611,434
Total Corporate bonds and notes (Cost $38,748,987)				38,640,883
Yankee corporate bonds and notes: 17.13%
Communication services: 3.62%
Diversified telecommunication services: 1.01%
Altice France Holding SA 144A	6.00	2-15-2028	210,000	196,088
Virgin Media Secured Finance plc 144A	4.50	8-15-2030	300,000	293,199
				489,287
Entertainment: 0.38%
Studio City Finance Limited 144A	5.00	1-15-2029	200,000	181,000
Media: 1.29%
Altice Finco SA 144A	5.00	1-15-2028	230,000	215,014
Videotron Limited 144A	5.13	4-15-2027	200,000	205,238
Ziggo BV 144A	4.88	1-15-2030	200,000	202,375
				622,627
Wireless telecommunication services: 0.94%
VEON Holdings BV 144A	4.00	4-9-2025	210,000	214,305
Vodafone Group plc (USD Swap Semi Annual (vs. 3 Month LIBOR) 5 Year +4.87%) ±	7.00	4-4-2079	200,000	240,752
				455,057
Consumer discretionary: 2.96%
Auto components: 0.41%
Adient Global Holdings Limited 144A	4.88	8-15-2026	200,000	200,250
Automobiles: 0.85%
IHO Verwaltungs GmbH (PIK at 6.75%) 144A¥	6.00	5-15-2027	210,000	217,875
Jaguar Land Rover Automotive plc 144A	4.50	10-1-2027	200,000	191,304
				409,179
Hotels, restaurants & leisure: 0.87%
International Game Technology plc 144A	6.25	1-15-2027	200,000	220,000
MGM China Holdings Limited 144A	5.38	5-15-2024	200,000	202,000
				422,000
Internet & direct marketing retail: 0.43%
Rakuten Group Incorporated (5 Year Treasury Constant Maturity +4.96%) 144Aʊ±	6.25	4-22-2031	200,000	210,500
Leisure products: 0.40%
VOC Escrow Limited 144A	5.00	2-15-2028	200,000	191,750
See accompanying notes to portfolio of investments

Allspring High Yield Corporate Bond Portfolio  |  7

Portfolio of investments—November 30, 2021 (unaudited)

	Interest rate	Maturity date	Principal	Value
Energy: 0.64%
Oil, gas & consumable fuels: 0.64%
Ithaca Energy (North Sea) plc 144A	9.00%	7-15-2026	$ 200,000	$ 205,000
Transocean Incorporated 144A	11.50	1-30-2027	112,000	105,280
				310,280
Financials: 2.58%
Banks: 0.95%
Deutsche Bank AG (USD ICE Swap Rate 11:00am NY 5 Year +2.55%) ±	4.88	12-1-2032	220,000	239,211
UniCredit SpA (USD ICE Swap Rate 11:00am NY 5 Year +3.70%) 144A±	5.86	6-19-2032	200,000	218,108
				457,319
Consumer finance: 0.39%
Telecom Italia Capital SA	7.20	7-18-2036	175,000	190,612
Diversified financial services: 1.24%
New Red Finance Incorporated 144A	3.88	1-15-2028	200,000	197,462
New Red Finance Incorporated 144A	4.00	10-15-2030	200,000	191,108
Trivium Packaging Finance BV 144A	8.50	8-15-2027	200,000	209,000
				597,570
Health care: 1.59%
Pharmaceuticals: 1.59%
Bausch Health Companies Incorporated 144A	8.50	1-31-2027	300,000	308,514
Endo Limited 144A	6.00	7-15-2023	200,000	148,000
Endo Limited 144A	6.00	6-30-2028	145,000	110,925
Endo Luxembourg Finance I Company SARL 144A	6.13	4-1-2029	205,000	200,808
				768,247
Industrials: 2.67%
Aerospace & defense: 0.49%
Bombardier Incorporated 144A	7.50	12-1-2024	230,000	238,625
Commercial services & supplies: 0.58%
Garda World Security Corporation 144A	6.00	6-1-2029	295,000	279,513
Electrical equipment: 0.45%
Sensata Technologies BV 144A	5.00	10-1-2025	200,000	216,464
Marine: 0.68%
Seaspan Corporation 144A	5.50	8-1-2029	335,000	332,263
Professional services: 0.47%
IHS Markit Limited	4.25	5-1-2029	200,000	226,184
Information technology: 1.31%
Communications equipment: 0.44%
Nokia OYJ	4.38	6-12-2027	200,000	214,000
Software: 0.43%
Open Text Corporation 144A	5.88	6-1-2026	200,000	205,900
See accompanying notes to portfolio of investments

8  |  Allspring High Yield Corporate Bond Portfolio

Portfolio of investments—November 30, 2021 (unaudited)

	Interest rate	Maturity date	Principal	Value
Technology hardware, storage & peripherals: 0.44%
Seagate HDD Cayman 144A	4.13%	1-15-2031	$ 210,000	$ 211,565
Materials: 1.34%
Chemicals: 0.45%
Methanex Corporation	5.25	12-15-2029	210,000	219,450
Containers & packaging: 0.41%
Ardagh Packaging Finance plc 144A	5.25	8-15-2027	200,000	196,000
Metals & mining: 0.48%
Alcoa Europe Holding BV 144A	6.13	5-15-2028	220,000	234,300
Utilities: 0.42%
Independent power & renewable electricity producers: 0.42%
Atlantica Sustainable Infrastructure plc 144A	4.13	6-15-2028	200,000	201,044
Total Yankee corporate bonds and notes (Cost $8,397,167)				8,280,986

		Yield	Shares
Short-term investments: 2.13%
Investment companies: 2.13%
Allspring Government Money Market Fund Select Class ♠∞		0.03	1,030,746	1,030,746
Total Short-term investments (Cost $1,030,746)				1,030,746
Total investments in securities (Cost $48,176,900)	99.20%			47,952,615
Other assets and liabilities, net	0.80			386,895
Total net assets	100.00%			$48,339,510

144A	The security may be resold in transactions exempt from registration, normally to qualified institutional buyers, pursuant to Rule 144A under the Securities Act of 1933.
±	Variable rate investment. The rate shown is the rate in effect at period end.
¥	A payment-in-kind (PIK) security is a security in which the issuer may make interest or dividend payments in cash or additional securities or a combination of both. The rate shown is the rate in effect at period end.
♠	The issuer of the security is an affiliated person of the Portfolio as defined in the Investment Company Act of 1940.
∞	The rate represents the 7-day annualized yield at period end.
ʊ	Security is perpetual in nature and has no stated maturity date. The date shown reflects the next call date.

Abbreviations:
LIBOR	London Interbank Offered Rate
REIT	Real estate investment trust
See accompanying notes to portfolio of investments

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Portfolio of investments—November 30, 2021 (unaudited)

Investments in affiliates
An affiliated investment is an investment in which the Portfolio owns at least 5% of the outstanding voting shares of the issuer or as a result of other relationships, such as the Portfolio and the issuer having the same adviser or investment manager. Transactions with issuers that were either affiliates of the Portfolio at the beginning of the period or the end of the period were as follows:
	Value, beginning of period	Purchases	Sales proceeds	Net realized gains (losses)	Net change in unrealized gains (losses)	Value, end of period	Shares, end of period	Income from affiliated securities
Short-term investments
Allspring Government Money Market Fund Select Class	$333,484	$12,294,357	$(11,597,095)	$0	$0	$1,030,746	1,030,746	$189
See accompanying notes to portfolio of investments

10  |  Allspring High Yield Corporate Bond Portfolio

Notes to portfolio of investments—November 30, 2021 (unaudited)

Securities valuation
All investments are valued each business day as of the close of regular trading on the New York Stock Exchange (generally 4 p.m. Eastern Time), although the Portfolio may deviate from this calculation time under unusual or unexpected circumstances.
Debt securities are valued at the evaluated bid price provided by an independent pricing service (e.g. taking into account various factors, including yields, maturities, or credit ratings) or, if a reliable price is not available, the quoted bid price from an independent broker-dealer.
Investments in registered open-end investment companies are valued at net asset value.
Investments which are not valued using any of the methods discussed above are valued at their fair value, as determined in good faith by the Board of Trustees. The Board of Trustees has established a Valuation Committee comprised of the Trustees and has delegated to it the authority to take any actions regarding the valuation of portfolio securities that the Valuation Committee deems necessary or appropriate, including determining the fair value of portfolio securities, unless the determination has been delegated to the Allspring Global Investments Pricing Committee at Allspring Funds Management, LLC. The Board of Trustees retains the authority to make or ratify any valuation decisions or approve any changes to the Valuation Procedures as it deems appropriate. On a quarterly basis, the Board of Trustees receives reports on any valuation actions taken by the Valuation Committee or the Allspring Global Investments Pricing Committee which may include items for ratification.
Fair valuation measurements
Fair value measurements of investments are determined within a framework that has established a fair value hierarchy based upon the various data inputs utilized in determining the value of the Portfolio’s investments. The three-level hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). The Portfolio’s investments are classified within the fair value hierarchy based on the lowest level of input that is significant to the fair value measurement. The inputs are summarized into three broad levels as follows:
■	Level 1 – quoted prices in active markets for identical securities
■	Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
■	Level 3 – significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)
The inputs or methodologies used for valuing investments in securities are not necessarily an indication of the risk associated with investing in those securities.
The following is a summary of the inputs used in valuing the Portfolio’s assets and liabilities as of November 30, 2021:
	Quoted prices (Level 1)	Other significant observable inputs (Level 2)	Significant unobservable inputs (Level 3)	Total
Assets
Investments in:
Corporate bonds and notes	$0	$38,640,883	$0	$38,640,883
Yankee corporate bonds and notes	0	8,280,986	0	8,280,986
Short-term investments
Investment companies	1,030,746	0	0	1,030,746
Total assets	$1,030,746	$46,921,869	$0	$47,952,615
Additional sector, industry or geographic detail, if any, is included in the Portfolio of Investments.
For the nine months ended November 30, 2021, the Portfolio did not have any transfers into/out of Level 3.

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